Derivative Financial Instruments - Summary of Outstanding Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Gross notional amounts	£ 2,750	£ 4,966
Assets	140	171
Liabilities	(140)	(264)
In less than one year [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts		162
One to five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	1,638	2,776
Assets	65	86
Liabilities	(95)	(157)
Later than five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	1,112	2,028
Assets	75	85
Liabilities	(45)	(107)
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	799	2,157
Assets	23	68
Liabilities		(4)
Interest rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	429	1,187
Assets	3	3
Liabilities		(7)
Cross currency rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	1,522	1,622
Assets	114	100
Liabilities	£ (140)	£ (253)